Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Significant Accounting Policies Described in Other Notes
The following table includes significant accounting policies that are described in other notes to the financial statements, including the number of the note.

Significant Accounting Policy	Note #
Other Intangible Assets	3
Goodwill	3
Investments	4
Mortgage Loans	5
Derivative Financial Instruments	6
Fair Value of Financial Instruments	7
Deferred Policy Acquisition Costs (DAC)	8
Value of Business Acquired (VOBA)	8
Liability for Unpaid Claims	9
Commitments and Contingencies	11
Segment Information	12
Reinsurance	13
Income Taxes	14